Intangible Assets, Net (Details) - Schedule of Amortization of Intangible Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Amortization of Intangible Assets [Abstract]
June 30, 2025	$ 100,312
June 30, 2026	100,312
June 30, 2027	100,312
June 30, 2028	100,312
June 30, 2029	100,312
Thereafter	4,000,581
Intangible assets, net	$ 4,502,141	$ 4,659,569